OPERATING LEASES	12 Months Ended
Dec. 31, 2021
OPERATING LEASES
OPERATING LEASES

21. OPERATING LEASES

The Group leases its facilities and offices under non-cancelable operating lease agreements. For the year ended December 31, 2021, the operating lease cost and short-term lease cost were RMB11,947,682 and RMB1,357,660, respectively. There were no leasing costs other than operating lease costs and short-term lease costs for the year ended December 31, 2021.

A summary of supplemental information related to operating leases as of December 31, 2021 is as follows:

As of December 31, 2021
RMB
Operating lease right-of-use assets	94,201,263

Operating lease liabilities—current	7,689,187
Operating lease liabilities—non-current	13,921,859
Total operating lease liabilities	21,611,046

For the Year Ended
December 31,2021
RMB
Cash paid for amounts included in the measurement of operating lease liabilities	9,569,023
Right-of-use assets obtained in exchange for new operating lease liabilities	10,201,553
Right-of-use assets obtained in exchange for prepayment for land use right	26,550,000
Modification to operating lease liabilities	(11,469,923)

The weighted average remaining lease term as of December 31, 2021 were 3.4 years, and the weighted average discount rate of the operating leases were 4.57%.

Maturities of lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2021 were as follows:

As of December 31, 2021
RMB
2022	8,500,521
2023	6,880,528
2024	5,130,512
2025	2,197,223
2026	555,785
Total undiscounted lease payment	23,264,569
less: Imputed interest	(1,653,523)
Present value of lease liabilities	21,611,046

As of December 31, 2021, the Group has no significant lease contract that has been entered into but not yet commenced.

Rental expenses were RMB10,931,713 and RMB14,034,591 for the years ended December 31, 2019 and 2020, respectively. As of December 31, 2020, future minimum lease commitments, all under office and facilities non-cancelable operating lease agreements based on Accounting Standards Codification Topic 840, Lease, were as follows:

Year ending December 31,	RMB
2021	11,173,499
2022	10,191,143
2023	10,437,322
2024	11,068,206
2025	2,442,573
2026	674,828